Commitments (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Commitments (Textual)
Underwriting discount, percentage	2.75%
Underwriting discount	$ 2,062,500
Deferred fee, percentage	3.125%
Deferred fee	$ 2,343,750